AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of summary of Available-for-Sale Marketable Securities

	December 31, 2022				December 31, 2021
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Corporate debentures	4,029	-	(37)	3,992	6,334	36	-	6,370

	4,029	-	(37)	3,992	6,334	36	-	6,370
Available-for-sale - matures after one year through three years:
Governmental debentures	-	-	-	-	176	-	-	176
Corporate debentures	304	-	(3)	301	4,920	67	(2)	4,985
	$4,333	$-	$(40)	$4,293	$11,430	$103	$(2)	$11,531